Arrow Investments Trust

Arrow Managed Futures Strategy Fund

Incorporated herein by reference is the definitive version of the prospectus for Arrow Managed Futures Strategy Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on January 31, 2013 (SEC Accession No. 0000910472-13-000334).